UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA STATE TAX-FREE TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA STATE TAX-FREE TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA STATE TAX-FREE TRUST - USAA FLORIDA TAX-FREE MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2004



[LOGO OF USAA]
   USAA(R)

                       USAA FLORIDA TAX-FREE
                             MONEY MARKET Fund

                                 [GRAPHIC OF FLORIDA TAX-FREE MONEY MARKET FUND]

                      3rd Quarter Portfolio of Investments
--------------------------------------------------------------------------------
   DECEMBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

          The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short- term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies:
                     ABN AMRO Bank N.V., JPMorgan Chase Bank, RBC Centura Bank, Suntrust Bank, or Wachovia Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies:
                     AIG SunAmerica Life Assurance Co.; Credit Suisse First Boston, Inc.; Fannie Mae; Freddie Mac; General Electric Capital Corp., Minnesota GO; National Rural Utility Corp.; or National Union Fire Insurance Co., Pittsburgh.

              (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP    Certificate of Participation

              CP     Commercial Paper

              GO     General Obligation

              IDA    Industrial Development Authority/Agency

              ISD    Independent School District

              MERLOT Municipal Exempt Receipts-Liquidity Optional Tender

              MFH    Multifamily Housing

              MLO    Municipal Lease Obligation

              PCRB   Pollution Control Revenue Bond

              RB     Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                          COUPON          FINAL
    AMOUNT   SECURITY                                                                 RATE       MATURITY          VALUE
------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (92.1%)

              FLORIDA (89.1%)
   $   750    Alachua County Health Facilities Auth. RB, Series 2002A
                (LOC - BNP Paribas)                                                   2.22%    10/01/2032       $    750
     1,740    Alachua County RB, Series 2004 (LOC - South Trust Bank, N.A.)           1.84      6/01/2025          1,740
       820    Brevard County Mental Health Facilities RB, Series 1994C
                (LOC - SunTrust Bank)                                                 2.09      1/01/2010            820
     4,500    Broward County Educational Facilities Auth. RB,
                Series 2004C (LOC - Bank of America, N.A.)                            2.22      4/01/2024          4,500
     2,950    Capital Projects Finance Auth. RB, Series 2002C
                (LOC - Bank of Scotland)                                              2.22      6/01/2012          2,950
    10,060    Capital Trust Agency MFH RB, Series 1999B (NBGA)(a)                     2.02     12/01/2032         10,060
     7,400    Collier County Health Facilities Auth. RB,
                Series 2003C-1 (LOC - JPMorgan Chase Bank)                            2.19      1/01/2035          7,400
              Dade County IDA RB,
     2,400      Series 1982                                                           2.47     11/15/2017          2,400
       145      Series 1985B (LOC - Societe Generale)                                 1.98      1/01/2016            145
     8,600      Series 1985D (LOC - Societe Generale)                                 1.98      1/01/2016          8,600
     5,505    Department of Juvenile Justice Certificate of Lease (MLO),
                Series 1998, MERLOT, Series 2000 000 (LIQ)(INS)(a)                    2.06      6/15/2019          5,505
     4,000    Duval County Housing Finance Auth. MFH RB, Series 2002 (NBGA)           2.00     12/01/2032          4,000
     9,430    Gulf Breeze Healthcare Facilities RB, Series 1999 (NBGA)(a)             2.02      1/01/2024          9,430
     4,645    Higher Educational Facilities Financing Auth. RB, Series 2003
                (LOC - SunTrust Bank)                                                 2.22      1/01/2019          4,645
     5,700    Highlands County Health Facilities Auth. RB, Series 2003C               2.06     11/15/2021          5,700
     8,745    Hillsborough County Aviation Auth. RB, Series 2000 (NBGA)(a)            2.00     12/01/2030          8,745
    11,500    Housing Finance Agency MFH RB, Series 1991E (LOC - Key Bank, N.A.)      1.91     10/01/2005         11,500
     2,065    Housing Finance Agency Multi-Family Loan RB, Series 1984D (NBGA)        2.01      5/15/2012          2,065
     9,900    Jacksonville Economic Development Commission Health Care
                Facilities RB, Series 2003A (LOC - Fortis Bank &
                JPMorgan Chase Bank)                                                  2.00      9/01/2023          9,900
       900    Jacksonville PCRB, Series 1995                                          2.18      5/01/2029            900
              Lee County IDA Health Care RB,
     3,310      Series 1999 (LOC - Fifth Third Bank)                                  2.01     12/01/2029          3,310
    10,070      Series 2002 (LOC - Bank of America, N.A.)                             2.00     11/01/2032         10,070
              Lee Memorial Health System Hospital RB,
     8,100      Series 1995A                                                          2.18      4/01/2025          8,100
       700      Series 1997B                                                          2.18      4/01/2027            700
     1,200    Manatee County PCRB, Series 1994                                        2.17      9/01/2024          1,200
     1,735    Marion County Hospital District RB, Series 2000
                (LOC - AmSouth Bank)                                                  1.91     10/01/2030          1,735
       525    Orange County Health Facilities Auth. RB,
                Series 1998 (LOC - Bank of America, N.A.)                             2.05     11/01/2028            525
              Orange County IDA RB,
       575      Series 1989 (LOC - Wachovia Bank, N.A.)                               2.24      2/01/2009            575
     2,195      Series 1998 (LOC - Wachovia Bank, N.A.)                               1.79     10/01/2018          2,195
     3,440      Series 2000A (LOC - Wachovia Bank, N.A.)                              1.74      3/01/2025          3,440
     5,700    Orange County Sales Tax ABN AMRO MuniTops Certificates Trust RB,
                Series 2002-27 (LIQ)(INS)(a)                                          2.03      1/01/2011          5,700
     1,900    Orange County School Board COP, Series 2000B (LIQ)(INS)                 2.15      8/01/2025          1,900
              Palm Beach County Housing Finance Auth. MFH RB,
     3,700      Series 1988C (NBGA)                                                   1.88     11/01/2007          3,700
     2,600      Series 1988D (NBGA)                                                   1.88     11/01/2007          2,600
              Palm Beach County RB,
     1,400      Series 2000 (LOC - Bank of America, N.A.)                             2.00      5/01/2030          1,400
     3,200      Series 2003 (LOC - Northern Trust Co.)                                2.00     11/01/2036          3,200
     1,900    Pinellas County Health Facilities Auth. RB, Series 2004
                (LOC - SunTrust Bank)                                                 2.22      7/01/2034          1,900
     7,800    Port St. Lucie Utility RB, Series 2004A (LIQ)(INS)                      2.02      9/01/2031          7,800
              Putnam County Development Auth. RB,
     3,140      Series 1984H-1 (NBGA)                                                 2.20      3/15/2014          3,140
     2,955      Series 1984H-2 (NBGA)                                                 2.20      3/15/2014          2,955

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                          COUPON          FINAL
    AMOUNT   SECURITY                                                                 RATE       MATURITY          VALUE
------------------------------------------------------------------------------------------------------------------------
   $ 6,275   Sarasota County Public Hospital Board RB, Series 2003A                   2.25%     7/01/2037       $  6,275
     4,250   St. Petersburg Health Facilities Auth. RB, Series 1999
               (LOC - South Trust Bank, N.A.)                                         1.79      1/01/2024          4,250
     2,370   Tallahassee Capital Bonds RB, Series 2004-607 (LIQ)(INS)(a)              2.01     10/01/2012          2,370
     4,150   Wauchula IDA RB, Series 1993 (LOC - JPMorgan Chase Bank)                 2.00     12/01/2013          4,150

             ALABAMA (3.0%)
     6,300   Birmingham Medical Clinic Board RB,
               Series 2002A (LOC - Columbus Bank & Trust Co.)                         2.32      2/01/2012          6,300
                                                                                                                --------
             Total variable-rate demand notes (cost: $191,245)                                                   191,245
                                                                                                                --------

             PUT BONDS (2.7%)
             FLORIDA
             Florida Sarasota County Public Hospital CP,
     3,000     Series 1996A                                                           2.00     10/01/2028          3,000
     2,500     Series 1996A                                                           1.95     10/01/2028          2,500
                                                                                                                --------
             Total put bonds (cost: $5,500)                                                                        5,500
                                                                                                                --------

             FIXED-RATE INSTRUMENTS (3.3%)

             IOWA (1.5%)
     3,000   Higher Education Loan Auth. RB, Series 2004F
               (LOC - La Salle National Bank)                                         3.00      5/24/2005          3,014

             MINNESOTA (1.8%)
     2,500   ISD No. 2890 GO, Series 2004 (Renville County West)(NBGA)                3.00      9/12/2005          2,520
     1,315   ISD No. 381 GO, Series 2004A (Lake Superior)(NBGA)                       2.75      9/05/2005          1,324
                                                                                                                --------
             Total fixed-rate instruments (cost: $6,858)                                                           6,858
                                                                                                                --------

             TOTAL INVESTMENTS (COST: $203,603)                                                                 $203,603
                                                                                                                ========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          USAA Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of two separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Money Market Fund (the Fund).

          A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the Investment Company Act of 1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

          B. As of December 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

          C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $207,563,000 at December 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

             TRUSTEES    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48469-0205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA State Tax-Free Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA STATE TAX-FREE TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    FEBRUARY 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.